Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Product sales	$ 33,879,000	$ 38,047,000	$ 30,020,000
Sublicensing revenue from a related party		5,000,000
Lease income from a related party	0	60,000	148,000
Total revenues	33,879,000	43,107,000	30,168,000
Total costs of revenues	13,827,000	15,827,000	12,557,000
Gross Profit	20,052,000	27,280,000	17,611,000
Operating expenses (income):
Research and development	9,861,000	15,996,000	14,422,000
General and administrative	25,387,000	23,449,000	23,701,000
Selling and marketing	16,450,000	14,326,000	14,705,000
Other operating income	(6,366,000)
Acquired in-process research and development			6,555,000
Loss on disposal of long-lived assets		2,058,000	65,000
Foreign exchange gain	(200,000)	(3,241,000)	(321,000)
Impairment of intangible assets		8,724,000
Total operating expenses	45,132,000	61,312,000	59,127,000
Loss from operations	(25,080,000)	(34,032,000)	(41,516,000)
Non-operating income (expense):
Interest income, net	614,000	127,000	321,000
Other income	764,000	44,000	558,000
Change in fair value of investments	(581,000)	(8,895,000)	5,660,000
Gain from sale of an equity investment		5,325,000
Impairment loss of long-term investments	(2,009,000)		(865,000)
Loss before income tax benefit (expense) and share of net loss in an equity investee	(26,292,000)	(37,431,000)	(35,842,000)
Income tax benefit (expense)	81,000	(1,980,000)	0
Net loss before share of net loss in an equity investee	(26,211,000)	(39,411,000)	(35,842,000)
Share of net loss in an equity investee	(48,000)	(846,000)
Net loss	(26,259,000)	(40,257,000)	(35,842,000)
Less: Loss attributable to redeemable noncontrolling interest	(2,602,000)	(8,740,000)	(700,000)
Accretion to redeemable noncontrolling interest redemption value	3,281,000	9,497,000	1,512,000
Deemed dividends to Wuxi LP	22,000
Net loss attributable to CASI Pharmaceuticals, Inc.	$ (26,960,000)	$ (41,014,000)	$ (36,654,000)
Net loss per share (basic) (in $ per share)	$ (2.02)	$ (3.01)	$ (2.69)
Net loss per share (diluted) (in $ per share)	$ (2.02)	$ (3.01)	$ (2.69)
Weighted average number of ordinary shares outstanding (basic)	13,360,185	13,647,455	13,610,441
Weighted average number of ordinary stock outstanding (diluted)	13,360,185	13,647,455	13,610,441
Comprehensive loss:
Net loss	$ (26,259,000)	$ (40,257,000)	$ (35,842,000)
Foreign currency translation adjustment	(1,118,000)	(4,513,000)	1,977,000
Total comprehensive loss	(27,377,000)	(44,770,000)	(33,865,000)
Less: Comprehensive loss attributable to redeemable noncontrolling interest	(3,223,000)	(10,596,000)	(88,000)
Comprehensive loss attributable to ordinary shareholders	$ (24,154,000)	$ (34,174,000)	$ (33,777,000)